Segmented Information	12 Months Ended
Dec. 31, 2013
Segmented Information [Abstract]
Segmented Information

2.Segmented Information

Encana's reportable segments are determined based on the Company's operations and geographic locations as follows:

•	Canadian Division includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the Canadian cost centre.

•	USA Division includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the U.S. cost centre.

•

Market Optimization is primarily responsible for the sale of the Company's proprietary production.  These results are included in the Canadian and USA Divisions.  Market optimization activities include third-party purchases and sales of product that provide operational flexibility for transportation commitments, product type, delivery points and customer diversification.  These activities are reflected in the Market Optimization segment.    Market Optimization sells substantially all of the Company's upstream production to third party customers.  Transactions between segments are based on market values and are eliminated on consolidation.

Corporate and Other mainly includes unrealized gains or losses recorded on derivative financial instruments. Once the instruments are settled, the realized gains and losses are recorded in the reporting segment to which the derivative instrument relates.

Results of Operations

Segment and Geographic Information

	Canadian Division			USA Division			Market Optimization
For the years ended December 31	2013	2012	2011	2013	2012	2011	2013	2012	2011

Revenues, Net of Royalties	$2,824	$2,760	$2,872	$2,763	$3,365	$4,022	$512	$419	$703

Expenses
Production and mineral taxes	15	9	15	119	96	183	-	-	-
Transportation and processing	756	555	490	722	652	728	-	-	-
Operating	372	352	380	411	377	444	38	48	40
Purchased product	-	-	-	-	-	-	441	349	635
	1,681	1,844	1,987	1,511	2,240	2,667	33	22	28
Depreciation, depletion and amortization	601	748	966	818	1,102	1,226	12	12	12
Impairments	-	1,822	2,249	-	2,842	-	-	-	-
	$1,080	$(726)	$(1,228)	$693	$(1,704)	$1,441	$21	$10	$16

	Corporate & Other			Consolidated
	2013	2012	2011	2013	2012	2011

Revenues, Net of Royalties	$(241)	$(1,384)	$870	$5,858	$5,160	$8,467

Expenses
Production and mineral taxes	-	-	-	134	105	198
Transportation and processing	(2)	24	(25)	1,476	1,231	1,193
Operating	38	17	2	859	794	866
Purchased product	-	-	-	441	349	635
	(277)	(1,425)	893	2,948	2,681	5,575
Depreciation, depletion and amortization	134	94	78	1,565	1,956	2,282
Impairments	21	31	-	21	4,695	2,249
	$(432)	$(1,550)	$815	1,362	(3,970)	1,044
Accretion of asset retirement obligation				53	53	50
Administrative				439	392	350
Interest				563	522	468
Foreign exchange (gain) loss, net				325	(107)	133
Other				(6)	1	21
				1,374	861	1,022
Net Earnings (Loss) Before Income Tax				(12)	(4,831)	22
Income tax expense (recovery)				(248)	(2,037)	17
Net Earnings (Loss)				$236	$(2,794)	$5

Intersegment Information

	Market Optimization
	Marketing Sales			Upstream Eliminations			Total
For the years ended December 31	2013	2012	2011	2013	2012	2011	2013	2012	2011

Revenues, Net of Royalties	$5,662	$4,260	$6,680	$(5,150)	$(3,841)	$(5,977)	$512	$419	$703

Expenses
Transportation and processing	516	528	506	(516)	(528)	(506)	-	-	-
Operating	75	84	75	(37)	(36)	(35)	38	48	40
Purchased product	4,993	3,593	6,035	(4,552)	(3,244)	(5,400)	441	349	635
Operating Cash Flow	$78	$55	$64	$(45)	$(33)	$(36)	$33	$22	$28

Capital Expenditures

For the years ended December 31	2013	2012	2011

Canadian Division	$1,365	$1,567	$2,031
USA Division	1,283	1,727	2,446
Market Optimization	3	7	2
Corporate & Other	61	175	131
	$2,712	$3,476	$4,610

Goodwill, Property, Plant and Equipment and Total Assets by Segment

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2013	2012	2013	2012	2013	2012

Canadian Division	$1,171	$1,252	$2,728	$2,960	$4,452	$4,748
USA Division	473	473	5,127	4,405	6,350	5,664
Market Optimization	-	-	91	106	161	161
Corporate & Other	-	-	2,089	2,280	6,685	8,127
	$1,644	$1,725	$10,035	$9,751	$17,648	$18,700

Goodwill, Property, Plant and Equipment and Total Assets by Geographic Region

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2013	2012	2013	2012	2013	2012

Canada	$1,171	$1,252	$4,772	$5,186	$10,434	$12,041
United States	473	473	5,263	4,565	6,996	6,639
Other Countries	-	-	-	-	218	20
	$1,644	$1,725	$10,035	$9,751	$17,648	$18,700

Export Sales

Sales of natural gas and liquids produced or purchased in Canada delivered to customers outside of Canada were $243 million (2012 – $177 million; 2011 – $266 million).

Major Customers

In connection with the marketing and sale of Encana’s own and purchased natural gas and liquids for the year ended December 31, 2013, the Company had one customer which individually accounted for more than 10 percent of Encana’s consolidated revenues, net of royalties. Sales to this customer, which has an investment grade credit rating, were approximately $815 million (2012 – two customers with sales of approximately $661 million and $534 million; 2011 – one customer with sales of approximately  $831 million).